OTHER CURRENT RECEIVABLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER CURRENT RECEIVABLES

NOTE 4 - OTHER CURRENT RECEIVABLES:

	December 31, 2024	December 31, 2023
Receivable in respect of exercise of warrants	1,510	-
Tax authorities	305	257
Prepaid expenses	102	142
Proof of concept receivables	46	148
Other	30	87
Total	1,993	634

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)